SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Retained earnings accumulated deficit	$ 8,260,415	$ 5,545,799	$ 12,133,756
Impairment charge	0	0
Revenue received	$ 1,395	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years